Tax liabilities	12 Months Ended
Dec. 31, 2021
Tax liabilities
Tax liabilities

   17         Tax liabilities

	2021	2020
Social security	2,292	1,308
Severance indemnity fund (FGTS)	831	315
Federal VAT (PIS/COFINS)	5,275	3,304
Withholding income taxes (IRF/CSRF)	3,286	1,736
Service taxes (ISSQN)	1,430	1,032
Other	2,622	1,203
	15,736	8,898